SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from Issuance of Private Placement	$ 0	$ 0	$ 230,489
Option expiration term	7 years
Weighted average fair value of stock options and RSUs granted	$ 35.65	$ 20.13	$ 18.55
Weighted average fair value of stock options and RSUs, on vesting dates	$ 11,531	10,008	4,137
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to outstanding stock options and RSUs	$ 25,665
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to outstanding stock options and RSUs, expected period of recognition	1 year 6 months 29 days
Performance Based Stock Options Member
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock options and RSUs granted	$ 34.18	20.58	20.03
Weighted average fair value of stock options and RSUs, on vesting dates	$ 2,506	$ 2,434	$ 264
Stock Option Plan 2003 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant	83,848
Stock Option Plan 2003 [Member] | Restricted Stock Units (RSUs) [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan	1 year
Stock Option Plan 2003 [Member] | Restricted Stock Units (RSUs) [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan	3 years